UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03129

Morgan Stanley Natural Resource Development Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	February 28, 2009

Date of reporting period:	August 31, 2008

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Natural Resource Development Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended August 31, 2008

Total Return for the 6 Months Ended August 31, 2008
Class A	Class B	Class C	Class I+	S&P North American Natural Resources Sector IndexTM1	S&P 500® Index[2]	Lipper Natural Resources Funds Index[3]
–4.34%	–4.70%	–4.71%	–4.23%	–2.30%	–2.57%	–2.33%

+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the six-month period ended August 31, 2008, a dramatic shift in sentiment for commodities led to a reversal in performance for the natural resources sector. In the first half of 2008, a number of factors contributed to high commodity prices and the strong appreciation of commodity-related stocks. A weak U.S. dollar (which makes commodities that are priced in dollars, such as oil, cheaper for non-U.S. buyers, as well as enables producers to raise their prices) continued to provide upward support to commodity prices and commodity securities markets in general. At the same time, demand remained elevated, driven by the robust global economic backdrop, particularly in Asia and China, as well as China's heavy investment in infrastructure and stockpiling of raw materials prior to hosting the 2008 Olympics. Finally, as the financial sector continued to deteriorate amid the credit crisis, a popular trade among professional traders and hedge funds emerged: buying commodities and commodity-related stocks (or "going long" these securities because the trader believes their prices will rise) and shorting financial stocks (a practice that seeks to profit from falling stock prices).

By July, however, the momentum sustaining commodity prices appeared to be reversing. The psychological impact of gasoline prices reaching $4 per gallon in the U.S. appeared to catalyze a noticeable drop in demand. In the summer months, consumers embraced conservation of not only gasoline but also electricity. As a result, demand for oil and natural gas (which is used in home heating and cooking as well as in power plants for electricity generation) fell. Additionally, the dollar began to strengthen and global economic growth showed signs of deterioration. The economies of Continental Europe and the U.K. were the first to slacken and, although investors had initially hoped Asia would remain more resilient, the region more recently showed evidence that it was not immune. China, which halted industrial production in the Beijing area prior to the Olympics in order to control pollution, saw the expected impact of declining economic activity in that time period, but since then its economy has continued to slow. Investors remain uncertain as to how much of this is attributable to the end of the Olympics and how much could be due to broader economic weakness. As commodity prices began to decline amid global growth worries, the share prices of commodity-related securities also turned volatile, a decline which was exacerbated by hedge funds liquidating their positions in commodity stocks.

While it remains unclear how long the current downturn may last, the long term supply-demand dynamics remain favorable for commodity prices. A growing world economy will still need natural resources and the ability of producers to meet that demand over the long term will likely be limited.

Performance Analysis

All share classes of Morgan Stanley Natural Resource Development Securities Inc. underperformed the S&P North American Natural Resources Sector IndexTM, the S&P 500® Index and the Lipper Natural Resources Funds Index for the six months ended August 31, 2008, assuming no deduction of applicable sales charges.

The Fund seeks to identify favorable industries within the natural resource and related business areas and will invest in companies with attractive valuations or business prospects within those industries. Although the performance discussion is categorized by sectors, it should be noted that both sector allocation decisions and bottom-up security selection determines performance.

That said, the primary areas of relative underperformance included the Fund's exposure to the construction and engineering industry, which declined significantly during the period. This group is not represented in the S&P North American Natural Resources Sector IndexTM and therefore the Index was able to remain insulated from the stocks' drop while the Fund was not. An overweight to oil and gas drilling also detracted from performance. The group performed poorly and the Fund's greater relative exposure amplified the loss. Further hampering relative results were oil and gas exploration and production (E&P) stocks. Although the segment performed well in the broad market, the Fund held an underweight position, which limited the Fund's gain relative to that of the S&P North American Natural Resources Sector IndexTM. In addition, unfavorable stock selection in the E&P group added to the Fund's weak relative performance.

However, relative strength in other investments helped the Fund partially offset its underperformance. The Fund's holdings in strong performing steel and diversified chemical stocks were additive to relative results (neither group is represented in the S&P North American Natural Resources Sector IndexTM). An underweight in oil and gas refining and marketing helped reduce the impact on the Fund of the segment's double-digit decline during the period. A timely move to underweight gold was also advantageous, as the price of the precious metal declined during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 08/31/08
Schlumberger Ltd. (Netherlands Antilles)	4.3%
Transocean Inc. (Cayman Islands)	3.9
Murphy Oil Corp.	3.6
Occidental Petroleum Corp.	3.4
United States Steel Corp.	3.4
Weatherford International Ltd. (Bermuda)	3.3
Exxon Mobil Corp.	3.3
Chevron Corp.	3.1
FMC Corp.	3.0
Freeport-McMoRan Copper & Gold, Inc.	3.0
TOP FIVE INDUSTRIES as of 08/31/08
Oilfield Services/Equipment	21.4%
Integrated Oil	20.9
Oil & Gas Production	15.2
Contract Drilling	12.0
Precious Metals	7.6

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of domestic and foreign companies engaged in the natural resource and related businesses. These companies may be engaged in the exploration, development, production or distribution of natural resources, the development of energy-efficient technologies or in providing natural resource related supplies or services. A company will be considered engaged in the natural resource and related businesses if it derives at least 50 percent of its revenues from those businesses or it devotes at least 50 percent of its assets to activities in those businesses. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., will seek to identify favorable industries within the natural resource and related business areas and will seek to invest in companies with attractive valuations or business prospects within those industries. The Investment Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended August 31, 2008
Symbol	Class A Shares* (since 07/28/97) NREAX	Class B Shares** (since 03/30/81) NREBX	Class C Shares† (since 07/28/97) NRECX	Class I Shares†† (since 07/28/97) NREDX
1 Year	10.23%[4] 4.44[5]	9.39%[4] 4.86[5]	9.47%[4] 8.57[5]	10.46%[4] —
5 Years	24.98[4] 23.63[5]	24.03[4] 23.86[5]	24.04[4] 24.04[5]	25.27[4] —
10 Years	14.95[4] 14.34[5]	14.22[4] 14.22[5]	14.05[4] 14.05[5]	15.19[4] —
Since Inception	9.73[4] 9.20[5]	8.77[4] 8.77[5]	8.86[4] 8.86[5]	9.96[4] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I (formerly Class D) has no sales charge.

(1)  The S&P North American Natural Resources Sector Index(TM) (formerly S&P GSSI(TM) Natural Resources Index) is a market capitalization-weighted index of stocks designed to measure the performance of companies in the natural resources sector. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Natural Resources Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Natural Resources Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper Natural Resources Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/08 – 08/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	03/01/08	08/31/08	03/01/08 – 08/31/08
Class A
Actual (–4.34% return)	$1,000.00	$956.60	$5.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.81	$5.45
Class B
Actual (–4.70% return)	$1,000.00	$953.00	$8.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.03	$9.25
Class C
Actual (–4.71% return)	$1,000.00	$952.90	$8.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.03	$9.25
Class I@@
Actual (–4.23% return)	$1,000.00	$957.70	$4.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.07	$4.18

  @  Expenses are equal to the Fund's annualized expense ratios of 1.07%, 1.82%, 1.82% and 0.82% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

  @@  Fomerly Class D shares. Renamed Class I shares effective March 31, 2008.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and the administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted the change in portfolio management implemented in the past year. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser's affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments  ■  August 31, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.6%)
	Basic Energy (36.1)
	Integrated Oil (20.9%)
70,000	Chevron Corp.	$6,042,400
70,000	ConocoPhillips	5,775,700
80,000	Exxon Mobil Corp.	6,400,800
48,000	Hess Corp.	5,026,080
90,000	Murphy Oil Corp.	7,067,700
100,000	Petroleo Brasileiro S.A. (ADR) (Brazil)	5,274,000
95,000	Suncor Energy, Inc. (Canada)	5,399,800
		40,986,480
	Oil & Gas Production (15.2%)
37,000	Apache Corp.	4,232,060
80,000	Chesapeake Energy Corp.	3,872,000
42,000	Devon Energy Corp.	4,286,100
85,000	Occidental Petroleum Corp.	6,745,600
60,000	Petrohawk Energy Corp. (a)	2,076,600
60,000	Ultra Petroleum Corp. (Canada) (a)	4,089,000
90,000	XTO Energy, Inc.	4,536,900
		29,838,260
	Total Basic Energy	70,824,740
	Energy Development & Technology (33.4%)
	Contract Drilling (12.0%)
90,000	Atwood Oceanics, Inc. (a)	3,659,400
45,000	Diamond Offshore Drilling, Inc.	4,945,950
60,000	Helmerich & Payne, Inc.	3,427,200
75,000	Noble Corp. (Cayman Islands)	3,771,750
60,000	Transocean Inc. (Cayman Islands)	7,632,000
		23,436,300
	Oilfield Services/Equipment (21.4%)
100,000	Cameron International Corp. (a)	4,659,000
130,000	Halliburton Co.	5,712,200
60,000	Hornbeck Offshore Services Inc.	2,643,600

NUMBER OF SHARES		VALUE
75,000	National-Oilwell Varco, Inc. (a)	$5,529,750
90,000	Schlumberger Ltd. (Netherlands Antilles)	8,479,800
70,000	Smith International, Inc.	4,879,000
167,000	Weatherford International Ltd. (Bermuda) (a)	6,442,860
90,000	Willbros Group in	3,726,900
		42,073,110
	Total Energy Development & Technology	65,509,410
	Industrial Services (4.2%)
	Environmental Services (0.8%)
45,000	Waste Connections, Inc. (a)	1,633,950
	Industrial Specialties (2.0%)
35,000	Donaldson Co., Inc.	1,536,850
85,000	Olin Corp.	2,287,350
		3,824,200
	Total Industrial Services	5,458,150
	Metal & Basic Materials (22.9%)
	Chemicals: Agricultural (1.7%)
30,000	Monsanto Co.	3,427,500
	Chemicals: Specialty (4.0%)
80,000	FMC Corp.	5,883,200
50,000	Rockwood Holdings Inc.	1,892,500
		7,775,700
	Coal (3.7%)
30,000	Massey Energy Co.	1,978,800
85,000	Peabody Energy Corp.	5,350,750
		7,329,550
	Precious Metals (7.6%)
40,000	Agnico-Eagle Mines Ltd. (Canada)	2,289,600
65,000	Freeport-McMoRan Copper & Gold, Inc.	5,805,800
150,000	Goldcorp Inc. (Canada)	5,089,500
110,000	Kinross Gold Corp. (Canada)	1,809,500
		14,994,400

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments  ■  August 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Steel (5.9%)
48,000	Cleveland-Cliffs, Inc.	$4,858,560
50,000	United States Steel Corp.	6,653,500
		11,512,060
	Total Metal & Basic Materials	45,039,210
	Transporation
	Marine Shipping (1.4%)
65,000	Diana Shipping Inc.	1,844,700
50,000	Safe Bulkers Inc.	952,000
	Total Transporation	2,796,700
	Total Common Stocks (Cost $124,965,610)	189,628,210
NUMBER OF SHARES (000)
	Short-Term Investment (b) (3.8%)
	Investment Company
7,526	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $7,526,396)	7,526,396
Total Investments (Cost $132,492,006) (c)	100.4%	197,154,606
Liabilities in Excess of Other Assets	(0.4)	(846,483)
Net Assets	100.0%	$196,308,123

  ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $68,065,299 and the aggregate gross unrealized depreciation is $3,402,699, resulting in net unrealized appreciation of $64,662,600.

Summary of Investments

SECTOR	VALUE	PERCENT OF TOTAL INVESTMENTS
Basic Energy	$70,824,740	35.9%
Energy Development & Technology	65,509,410	33.2
Metals & Basic Materials	45,039,210	22.9
Investment Company	7,526,396	3.8
Industrial Services	5,458,150	2.8
Transportation	2,796,700	1.4
	$197,154,606	100.0%

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Financial Statements

Statement of Assets and Liabilities

August 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $124,965,610)	$189,628,210
Investment in affiliate, at value (cost $7,526,396)	7,526,396
Receivable for:
Dividends	223,250
Capital stock sold	66,527
Investments sold	34,556
Foreign withholding taxes reclaimed	5,281
Dividends from affiliate	1,111
Prepaid expenses and other assets	29,354
Total Assets	197,514,685
Liabilities:
Payable for:
Investments purchased	817,460
Capital stock redeemed	103,651
Investment advisory fee	88,524
Distribution fee	79,497
Administration fee	13,412
Transfer agent fee	8,496
Accrued expenses and other payables	95,522
Total Liabilities	1,206,562
Net Assets	$196,308,123
Composition of Net Assets:
Paid-in-capital	$100,981,122
Net unrealized appreciation	64,662,600
Accumulated net investment loss	(361,101)
Accumulated undistributed net realized gain	31,025,502
Net Assets	$196,308,123
Class A Shares:
Net Assets	$127,952,049
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	5,510,966
Net Asset Value Per Share	$23.22
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$24.51
Class B Shares:
Net Assets	$45,509,019
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	2,222,401
Net Asset Value Per Share	$20.48
Class C Shares:
Net Assets	$14,721,114
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	721,191
Net Asset Value Per Share	$20.41
Class I Shares@@:
Net Assets	$8,125,941
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	340,588
Net Asset Value Per Share	$23.86

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Financial Statements continued

Statement of Operations

For the six months ended August 31, 2008 (unaudited)

Net Investment Loss: Income
Dividends (net of $15,875 foreign withholding tax)	$1,028,630
Dividends from affiliate	181,812
Total Income	1,210,442
Expenses
Investment advisory fee	635,357
Distribution fee (Class A shares)	181,923
Distribution fee (Class B shares)	290,697
Distribution fee (Class C shares)	82,238
Transfer agent fees and expenses	112,074
Administration fee	93,401
Shareholder reports and notices	42,410
Registration fees	30,243
Professional fees	25,745
Custodian fees	5,715
Directors' fees and expenses	4,852
Other	11,392
Total Expenses	1,516,047
Less: expense offset	(396)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(6,966)
Net Expenses	1,508,685
Net Investment Loss	(298,243)
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	31,050,714
Foreign exchange transactions	(9,442)
Net Realized Gain	31,041,272
Net Change in Unrealized Appreciation/Depreciation	(38,760,376)
Net Loss	(7,719,104)
Net Decrease	$(8,017,347)

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED AUGUST 31, 2008	FOR THE YEAR ENDED FEBRUARY 29, 2008
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(298,243)	$(246,043)
Net realized gain	31,041,272	40,975,257
Net change in unrealized appreciation/depreciation	(38,760,376)	23,524,439
Net Increase (Decrease)	(8,017,347)	64,253,653
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	—	(26,354)
Class I shares@@	—	(44,570)
Net realized gain
Class A shares	(10,406,709)	(17,998,579)
Class B shares	(4,659,434)	(9,727,079)
Class C shares	(1,322,075)	(2,322,625)
Class I shares@@	(841,633)	(2,256,236)
Total Dividends and Distributions	(17,229,851)	(32,375,443)
Net increase (decrease) from capital stock transactions	(6,321,670)	1,703,688
Net Increase (Decrease)	(31,568,868)	33,581,898
Net Assets:
Beginning of period	227,876,991	194,295,093
End of Period (Including accumulated net investment losses of $361,101 and $62,858, respectively)	$196,308,123	$227,876,991

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Notes to Financial Statements  ■  August 31, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008 Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign

Morgan Stanley Natural Resource Development Securities Inc.

Notes to Financial Statements  ■  August 31, 2008 (unaudited) continued

market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Natural Resource Development Securities Inc.

Notes to Financial Statements  ■  August 31, 2008 (unaudited) continued

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on August 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an investment advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million and 0.42% to the portion of the daily net assets exceeding $250 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Natural Resource Development Securities Inc.

Notes to Financial Statements  ■  August 31, 2008 (unaudited) continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,846,606 at August 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $928, $35,130 and $1,520, respectively and received $49,028 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended August 31, 2008, advisory fees

Morgan Stanley Natural Resource Development Securities Inc.

Notes to Financial Statements  ■  August 31, 2008 (unaudited) continued

paid were reduced by $6,966 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $181,812 for the six months ended August 31, 2008. During the six months ended August 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $78,510,848 and $89,414,561, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2008 aggregated $97,557,419 and $109,286,415, respectively.

For the six months ended August 31, 2008, the Fund incurred $20,547 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended August 31, 2008, included in Directors' fees and expenses in the Statement of Operations amounted to $2,981. At August 31, 2008, the Fund had an accrued pension liability of $60,809, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Natural Resource Development Securities Inc.

Notes to Financial Statements  ■  August 31, 2008 (unaudited) continued

5. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED AUGUST 31, 2008		FOR THE YEAR ENDED FEBRUARY 29, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	376,719	$10,039,075	338,857	$8,810,510
Conversion from Class B	37,290	1,013,457	473,777	12,026,660
Reinvestment of dividends and distributions	348,089	10,195,540	645,214	16,501,185
Redeemed	(584,715)	(15,374,837)	(831,423)	(21,078,317)
Net increase — Class A	177,383	5,873,235	626,425	16,260,038
CLASS B SHARES
Sold	213,924	5,296,849	569,334	13,002,109
Conversion to Class A	(42,014)	(1,013,457)	(523,597)	(12,026,660)
Reinvestment of dividends and distributions	172,865	4,472,016	382,712	8,797,059
Redeemed	(644,705)	(14,832,766)	(1,099,800)	(24,870,823)
Net decrease — Class B	(299,930)	(6,077,358)	(671,351)	(15,098,315)
CLASS C SHARES
Sold	96,040	2,230,330	140,856	3,258,761
Reinvestment of dividends and distributions	50,999	1,315,240	97,879	2,239,658
Redeemed	(99,858)	(2,314,621)	(205,080)	(4,701,391)
Net increase — Class C	47,181	1,230,949	33,655	797,028
CLASS I SHARES@@
Sold	4,266	123,587	166,273	4,176,196
Reinvestment of dividends and distributions	23,713	713,526	61,832	1,618,856
Redeemed	(282,895)	(8,185,609)	(232,124)	(6,050,115)
Net decrease — Class I	(254,916)	(7,348,496)	(4,019)	(255,063)
Net increase (decrease) in Fund	(330,282)	$(6,321,670)	(15,290)	$1,703,688

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Natural Resource Development Securities Inc.

Notes to Financial Statements  ■  August 31, 2008 (unaudited) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 29, 2008, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9. Fair Valuation Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or

Morgan Stanley Natural Resource Development Securities Inc.

Notes to Financial Statements  ■  August 31, 2008 (unaudited) continued

liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT AUGUST 31, 2008 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$197,154,606	$197,154,606	—	—

10. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

11. Subsequent Event

Subsequent to August 31, 2008, conditions in the worldwide debt and equity markets have deteriorated significantly. These conditions have had a negative effect on the market value of the Fund's investments since August 31, 2008.

Morgan Stanley Natural Resource Development Securities Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED FEBRUARY 28,
	MONTHS ENDED
	AUGUST 31, 2008		2008(1)		2007	2006	2005	2004(1)
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$25.91		$22.03		$25.29	$21.16	$15.04	$11.48
Income from investment operations:
Net investment income(2)	0.00		0.03		0.07	0.07	0.06	0.03
Net realized and unrealized gain (loss)	(0.71)		7.64		2.12	5.85	6.06	3.53
Total income (loss) from investment operations	(0.71)		7.67		2.19	5.92	6.12	3.56
Less dividends and distributions from:
Net investment income	–		(0.01)		–	–	–	–
Net realized gain	(1.98)		(3.78)		(5.45)	(1.79)	–	–
Total dividends and distributions	(1.98)		(3.79)		(5.45)	(1.79)	–	–
Net asset value, end of period	$23.22		$25.91		$22.03	$25.29	$21.16	$15.04
Total Return(3)	(4.34	)%(6)	35.52%		7.93%	28.46%	40.62%	31.01%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	1.07	%(5)(7)	1.09	%(5)	1.12%	1.11%	1.13%	1.22%
Net investment income (loss)	(0.03	)%(5)(7)	0.14	%(5)	0.29%	0.26%	0.36%	0.36%
Supplemental Data:
Net assets, end of period, in thousands	$127,952		$138,184		$103,708	$108,997	$4,972	$2,270
Portfolio turnover rate	45	%(6)	39%		15%	21%	29%	237%

  (1)  For the year ended February 29.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  Reflects rebate of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED FEBRUARY 28,
	MONTHS ENDED
	AUGUST 31, 2008		2008(1)		2007	2006	2005	2004(1)
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$23.13		$20.12		$23.69	$20.06	$14.37	$11.05
Income (loss) from investment operations:
Net investment loss(2)	(0.09)		(0.14)		(0.11)	(0.12)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	(0.58)		6.93		1.99	5.54	5.75	3.37
Total income (loss) from investment operations	(0.67)		6.79		1.88	5.42	5.69	3.32
Less distributions from net realized gain	(1.98)		(3.78)		(5.45)	(1.79)	–	–
Net asset value, end of period	$20.48		$23.13		$20.12	$23.69	$20.06	$14.37
Total Return(3)	(4.70	)%(6)	34.49%		7.12%	27.45%	39.60%	30.05%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	1.82	%(5)(7)	1.85	%(5)	1.88%	1.87%	1.90%	1.98%
Net investment loss	(0.78	)%(5)(7)	(0.62	)%(5)	(0.47)%	(0.50)%	(0.41)%	(0.40)%
Supplemental Data:
Net assets, end of period, in thousands	$45,509		$58,338		$64,256	$97,369	$153,257	$114,812
Portfolio turnover rate	45	%(6)	39%		15%	21%	29%	237%

  (1)  For the year ended February 29.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  Reflects rebate of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED FEBRUARY 28,
	MONTHS ENDED
	AUGUST 31, 2008		2008(1)		2007	2006	2005	2004(1)
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$23.06		$20.05		$23.63	$20.01	$14.34	$11.02
Income (loss) from investment operations:
Net investment loss(2)	(0.09)		(0.13)		(0.11)	(0.11)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	(0.58)		6.92		1.98	5.52	5.74	3.37
Total income (loss) from investment operations	(0.67)		6.79		1.87	5.41	5.67	3.32
Less distributions from net realized gain	(1.98)		(3.78)		(5.45)	(1.79)	–	–
Net asset value, end of period	$20.41		$23.06		$20.05	$23.63	$20.01	$14.34
Total Return(3)	(4.71	)%(6)	34.55%		7.14%	27.47%	39.54%	30.13%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	1.82	%(5)(7)	1.78	%(5)	1.87%	1.87%	1.90%	1.98%
Net investment loss	(0.78	)%(5)(7)	(0.55	)%(5)	(0.46)%	(0.50)%	(0.41)%	(0.40)%
Supplemental Data:
Net assets, end of period, in thousands	$14,721		$15,544		$12,842	$13,039	$7,949	$3,466
Portfolio turnover rate	45	%(6)	39%		15%	21%	29%	237%

  (1)  For the year ended February 29.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  Reflects rebate of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED FEBRUARY 28,
	MONTHS ENDED
	AUGUST 31, 2008		2008(1)		2007	2006	2005	2004(1)
	(unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$26.55		$22.50		$25.67	$21.40	$15.18	$11.55
Income from investment operations:
Net investment income(2)	0.03		0.10		0.15	0.12	0.10	0.08
Net realized and unrealized gain (loss)	(0.74)		7.79		2.13	5.94	6.12	3.55
Total income (loss) from investment operations	(0.71)		7.89		2.28	6.06	6.22	3.63
Less dividends and distributions from:
Net investment income	–		(0.06)		–	–	–	–
Net realized gain	(1.98)		(3.78)		(5.45)	(1.79)	–	–
Total dividends and distributions	(1.98)		(3.84)		(5.45)	(1.79)	–	–
Net asset value, end of period	$23.86		$26.55		$22.50	$25.67	$21.40	$15.18
Total Return(3)	(4.23	)%(6)	35.83%		8.18%	28.75%	40.97%	31.43%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	0.82	%(5)(7)	0.85	%(5)	0.88%	0.87%	0.90%	0.98%
Net investment income	0.22	%(5)(7)	0.38	%(5)	0.53%	0.50%	0.59%	0.60%
Supplemental Data:
Net assets, end of period, in thousands	$8,126		$15,810		$13,489	$43,143	$37,219	$28,920
Portfolio turnover rate	45	%(6)	39%		15%	21%	29%	237%

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  (1)  For the year ended February 29.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Calculated based on the net asset value as of the last business day of the period.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  Reflects rebate of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service

Morgan Stanley Natural Resource Development Securities Inc.

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

NRESAN
IU08-05316P-Y08/08

INVESTMENT MANAGEMENT

Morgan Stanley

Natural Resource
Development
Securities Inc.

Semiannual Report

August 31, 2008

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 23, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 23, 2008